FINANCIAL RISK MANAGEMENT - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) cluster debtInstrument $ / bbl	Dec. 31, 2024 USD ($)	Jul. 15, 2024 USD ($)
Financial Risk Management [Line Items]
Parallel movement (usd per barrel) | $ / bbl	5
Vertical drop value	$ 5
Lower fuel cost	142,000,000.0
Vertical rise value	5
Higher fuel costs	$ 131,500,000
Exchange rate, percentage	10.00%
Settlement of derivative, gain (loss)	$ 2,200,000	$ (100,000)
Number of operational activities clusters | cluster	4
Concentration of scheduled commercial traffic	90.00%
Percentage covered by credit card administrators	100.00%
Number of credit facilities | debtInstrument	3
Other financial assets
Financial Risk Management [Line Items]
Current Assets	$ 53,845,000	51,730,000
Other financial assets | Guarantees for margins of derivatives
Financial Risk Management [Line Items]
Current Assets	0	466,000
Revolving Credit Facility
Financial Risk Management [Line Items]
Line of credit facility, borrowing capacity	1,575,000,000
RCF I
Financial Risk Management [Line Items]
Undrawn borrowing facilities			$ 800,000,000
RCF II
Financial Risk Management [Line Items]
Undrawn borrowing facilities			$ 750,000,000
Fuel-Price Risk | Fair Value of Fuel Price Derivatives
Financial Risk Management [Line Items]
Fuel hedge net of premiums, gain (loss)	19,100,000	18,100,000
Liquidity Risk
Financial Risk Management [Line Items]
Market value of the fuel positions	14,000,000.0	7,700,000
Liquid funds	2,150,000,000	1,958,000,000
Remaining borrowings	25,000,000
Liquidity Risk | Revolving Credit Facility
Financial Risk Management [Line Items]
Undrawn borrowing facilities	1,850,000,000
Liquidity Risk | RCF I
Financial Risk Management [Line Items]
Undrawn borrowing facilities	800,000,000
Liquidity Risk | RCF II
Financial Risk Management [Line Items]
Undrawn borrowing facilities	750,000,000
Liquidity Risk | Revolving Credit Facility 3
Financial Risk Management [Line Items]
Undrawn borrowing facilities	300,000,000
Exchange Rate Risk
Financial Risk Management [Line Items]
Gains net of premiums	22,100,000	10,000,000.0
FX
Financial Risk Management [Line Items]
Market value of the fuel positions	2,700,000	3,100,000
Current hedging amount	$ 355,000,000	$ 165,000,000
Fluctuations In Interest Rates
Financial Risk Management [Line Items]
Interest rate derivative positions	66.00%	76.00%
Cumulative Translation Adjustment
Financial Risk Management [Line Items]
Depreciate exchange rate	10.00%
Interest Rate Risk
Financial Risk Management [Line Items]
Operating leases to fix the income of future plane arrivals amounted		$ 4,680,000
Interest Rate Risk | Right of use
Financial Risk Management [Line Items]
Settlement of derivative, gain (loss)	$ 2,200,000	(100,000)
Interest Rate Risk | Lower Depreciation Expense, Right Of Use Asset
Financial Risk Management [Line Items]
Settlement of derivative, gain (loss)	$ 2,000,000.0	$ 1,900,000
Credit Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)		20.00%
Sales Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)		22.00%
Credit Card Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)		22.00%
Cash Sales Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)		20.00%
Cargo Business Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)		(9.00%)
Expect Credit Loss Risk
Financial Risk Management [Line Items]
Risk exposure increase (decrease)	(12.00%)
Bottom of range
Financial Risk Management [Line Items]
Exposure term granted for remittances	1 day
Top of range
Financial Risk Management [Line Items]
Exposure term granted for remittances	45 days